15. Commitment and Contingencies (Details - Minimum lease commitments) - USD ($)	Sep. 30, 2019	Dec. 31, 2018
Employment Contracts [Member]
Other commitment 2019	$ 56,250	$ 635,808
Other commitment 2020	393,595	393,595
Other commitment 2021	322,950	322,950
Other commitment 2022	322,950	322,950
Other commitment 2023	282,581	282,581
Other commitment Thereafter	0	0
Total	1,378,326	1,957,884
Operating leases and Employment Agreements [Member]
Other commitment 2019	192,507	1,005,731
Other commitment 2020	1,046,359	776,466
Other commitment 2021	1,067,006	719,221
Other commitment 2022	1,163,075	733,091
Other commitment 2023	1,154,260	707,077
Other commitment Thereafter	1,871,252	978,315
Total	7,398,882	4,919,860
Operating Leases [Member]
Operating lease 2019	136,257	369,923
Operating lease 2020	652,764	382,871
Operating lease 2021	744,056	396,271
Operating lease 2022	840,125	410,141
Operating lease 2023	871,679	424,495
Operating lease Thereafter	1,871,252	978,315
Total	$ 6,020,556	$ 2,962,016